Operating Segments - Summary of Reportable Segments (Detail) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost	[1]	$ 5,053	$ 2,467
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost		$ 5,053	$ 2,467

[1]	Certain loyalty program costs excluded from service cost amounting to USD 5,053 (March 31, 2019: 2,467 and March 31, 2018: Nil) for “All other segments”.